Fair Values of Assets and Liabilities - Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 97	$ 59
Other assets	21	77
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	97	59
Other assets	$ 21	$ 77